Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the CD&A.

	Summary Compensation Table Total for PEO(1) ($)		Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:
Year		Compensation Actually Paid to PEO(2) ($)			Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income(7) ($)	Adjusted Gross Profit Growth(8)
2025	24,516,114	8,052,850	7,220,779	3,305,719	104.41	115.32	2,466	(11.4)%
2024	22,304,723	(4,104,612)	6,137,745	629,530	112.30	111.97	4,623	5.1%
2023	21,018,175	49,732,942	7,057,749	11,428,845	132.58	111.01	4,968	18.8%
2022	17,925,677	27,017,315	4,833,472	6,838,394	119.26	113.09	2,726	12.3%
2021	16,128,320	26,845,406	4,960,822	7,251,942	115.87	114.40	4,314	3.5%

Company Selected Measure Name	adjusted gross profit growth
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our SCT for Mr. Van de Put, our Principal
Executive Officer (PEO).
The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation”
column of our SCT in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Zaramella, Mr. Kuhn, Mr. Valle, and Mr. Renaud; (ii) for 2024, Mr. Zaramella, Mr. Gruber, Mr. Valle, and
Ms. Lilak; (iii) for 2023, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, Ms. Stein, and Mr. Valle; (iv) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, and
	Mr. Valle; and (v) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli, and Ms. Stein.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Performance Peer Group as reported in the 2025 Form 10-K, which included
Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, The Kraft Heinz
Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company, and Unilever PLC.

PEO Total Compensation Amount	$ 24,516,114	$ 22,304,723	$ 21,018,175	$ 17,925,677	$ 16,128,320
PEO Actually Paid Compensation Amount	$ 8,052,850	(4,104,612)	49,732,942	27,017,315	26,845,406
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to 2025 total compensation to determine the 2025 CAP for our PEO:

Year	Reported Summary Compensation Table Total for PEO ($)	Less Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2025	24,516,114	18,931,914	2,468,650	8,052,850
(a)The dollar amount reported represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of our SCT for the year.
(b)The equity award adjustments are calculated in accordance with SEC rules and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the 2025 equity award adjustments are as follows:

Year	Plus Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Plus Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	8,359,022	(6,992,064)	621,447	480,245	2,468,650

Non-PEO NEO Average Total Compensation Amount	$ 7,220,779	6,137,745	7,057,749	4,833,472	4,960,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,305,719	629,530	11,428,845	6,838,394	7,251,942
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the CAP, using the same methodology described above in Note 2. This adjustment also includes adjustments to the pension values, as computed in accordance with SEC rules, shown below.

Year	Average Reported Summary Compensation Table Total for Non‑PEO NEOs ($)	Less Average Reported Value of Equity Awards ($)	Plus Average Equity Award Adjustments(a) ($)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits(b) ($)	Plus Average Pension Benefit Adjustments(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	7,220,779	4,852,271	1,213,338	276,127	—	3,305,719
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Plus Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Plus or Less Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Plus or Less Average Change in Fair Value from Prior Year End through the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year ($)	Plus Average Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	2,173,156	(1,166,057)	101,886	104,353	1,213,338
(b)Represents the average of the amount reported in our SCT in the “Change in Pension Value” column for the year.
(c)Represents the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP, on an average basis.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR

CAP to PEO	Avg. CAP to NEOs	Mondelēz TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

CAP to PEO	Avg. CAP to NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted Gross Profit Growth

CAP to PEO	Avg. CAP to NEOs	Adjusted Gross Profit Growth

Tabular List, Table	As described in greater detail in the CD&A, our executive compensation program reflects a variable pay‑for‑performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
•Organic Volume Growth
•Organic Net Revenue Growth
•Adjusted Gross Profit Growth
•Adjusted Operating Income Growth
•Market Share
•Adjusted Earnings Per Share Growth
•Annualized Relative TSR

Total Shareholder Return Amount	$ 104.41	112.30	132.58	119.26	115.87
Peer Group Total Shareholder Return Amount	115.32	111.97	111.01	113.09	114.40
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,466,000	$ 4,623,000	$ 4,968,000	$ 2,726,000	$ 4,314,000
Company Selected Measure Amount	(0.114)	0.051	0.188	0.123	0.035
PEO Name	Mr. Van de Put	Mr. Van de Put	Mr. Van de Put	Mr. Van de Put	Mr. Van de Put
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
Dollar values stated in millions. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic Volume Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Net Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Gross Profit Growth
Non-GAAP Measure Description	The percentages reported represent the amount of adjusted gross profit growth for the applicable year. A more detailed discussion, including definitions of such financial measures appears in Annex A.
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Market Share
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Annualized Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,931,914)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,468,650
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,359,022
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,992,064)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	621,447
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,245
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,127)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,852,271)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,213,338
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,173,156
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,166,057)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,886
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 104,353